PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Property And Equipment Details Narrative
Depreciation expense	$ 209,355	$ 294,011	$ 325,487